Trade payables - Narrative (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Trade payables, interest rate	1.58%	1.18%	1.18%
Bottom of range
Disclosure of transactions between related parties [line items]
Trade payables, supplier finance, interest rate	1.00%
Top of range
Disclosure of transactions between related parties [line items]
Trade payables, supplier finance, interest rate	1.50%
Supplier installments
Disclosure of transactions between related parties [line items]
Guarantee payables	R$ 920,870	R$ 506,750